Business Segments	12 Months Ended
Jan. 02, 2016
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS
Through the end of fiscal 2015, the Company’s portfolio of brands was organized into the following three operating segments, which the Company determined were reportable operating segments.

•	Lifestyle Group, consisting of Sperry® footwear and apparel, Stride Rite® footwear and apparel, Hush Puppies® footwear and apparel, Keds® footwear and apparel and Soft Style® footwear;

•	Performance Group, consisting of Merrell® footwear and apparel, Saucony® footwear and apparel, Chaco® footwear, Cushe® footwear and Patagonia® footwear during fiscal 2014 and 2013; and

•	Heritage Group, consisting of Wolverine® footwear and apparel, Cat® footwear, Bates® uniform footwear, Sebago® footwear and apparel, Harley-Davidson® footwear and HyTest® safety footwear.
The reportable segments are engaged in designing, manufacturing, sourcing, marketing, licensing and distributing branded footwear, apparel and accessories. Reported revenue of the reportable operating segments includes revenue from the sale of branded footwear, apparel and accessories to third-party customers; income from a network of third-party licensees and distributors; and revenue from the Company’s mono-branded consumer-direct business.
The Company also reports “Other” and “Corporate” categories. The Other category consists of the Company’s multi-brand consumer-direct business, leather marketing operations and sourcing operations that include third-party commission revenues. The Corporate category consists of unallocated corporate expenses including acquisition-related integration costs and restructuring and impairment costs. The Company’s operating segments are determined based on how the Company internally reports and evaluates financial information used to make operating decisions.
The accounting policies of each operating segment are the same as those described in the summary of significant accounting policies set forth in Note 1 to the consolidated financial statements.
On February 4, 2016, the Company announced certain organizational changes impacting its operating segments structure. The Company is evaluating the impacts of these changes to its reportable operating segments which will be reflected beginning with the first quarter of fiscal 2016.

Company management uses various financial measures to evaluate the performance of the reportable operating segments. The following is a summary of certain key financial measures for the respective fiscal periods indicated.

	Fiscal Year
(In millions)	2015	2014	2013
Revenue:
Lifestyle Group	$1,004.8	$1,059.3	$1,086.6
Performance Group	991.3	990.7	945.8
Heritage Group	590.8	607.0	567.4
Other	104.7	104.1	91.3
Total	$2,691.6	$2,761.1	$2,691.1
Operating profit (loss):
Lifestyle Group	$117.2	$130.2	$168.2
Performance Group	194.8	197.6	179.8
Heritage Group	80.7	95.4	85.7
Other	3.3	3.9	0.2
Corporate	(194.9)	(197.2)	(241.6)
Total	$201.1	$229.9	$192.3
Depreciation and amortization expense:
Lifestyle Group	$7.6	$7.5	$6.5
Performance Group	3.4	3.5	3.7
Heritage Group	1.1	1.1	1.2
Other	3.8	4.0	4.1
Corporate	32.8	37.2	40.7
Total	$48.7	$53.3	$56.2
Capital expenditures:
Lifestyle Group	$19.1	$9.1	$18.3
Performance Group	3.8	3.6	3.3
Heritage Group	0.9	0.5	0.9
Other	5.1	4.3	5.4
Corporate	17.5	12.5	13.8
Total	$46.4	$30.0	$41.7

(In millions)	January 2, 2016	January 3, 2015	December 29, 2012
Total assets:
Lifestyle Group	$1,361.2	$1,378.8	$1,431.1
Performance Group	498.7	485.8	476.4
Heritage Group	255.1	246.4	247.2
Other	57.0	52.1	56.9
Corporate	272.6	341.4	410.6
Total	$2,444.6	$2,504.5	$2,622.2
Goodwill:
Lifestyle Group	$315.2	$323.8	$329.0
Performance Group	92.4	92.5	92.8
Heritage Group	21.5	22.5	23.5
Total	$429.1	$438.8	$445.3

Geographic dispersion of revenue from external customers, based on shipping destination is as follows:

	Fiscal Year
(In millions)	2015	2014	2013
United States	$1,948.9	$1,990.2	$1,984.8
Foreign:
Europe, Middle East and Africa	345.3	391.0	362.0
Canada	141.2	163.0	166.2
Other	256.2	216.9	178.1
Total from foreign territories	742.7	770.9	706.3
Total revenue	$2,691.6	$2,761.1	$2,691.1

The location of the Company’s tangible long-lived assets, which is comprised of property, plant and equipment, is as follows:

(In millions)	January 2, 2016	January 3, 2015	December 29, 2012
United States	$117.7	$126.8	$136.7
Foreign countries	13.9	10.0	15.2
Total	$131.6	$136.8	$151.9

The Company does not believe that it is dependent upon any single customer because no customer accounts for more than 10% of consolidated revenue in any year.
During fiscal 2015, the Company sourced approximately 99% of its footwear products from third-party suppliers located primarily in the Asia Pacific region. For fiscal 2015, the remainder was produced at Company-owned manufacturing facilities in the U.S. All apparel and accessories are sourced from third-party suppliers. While changes in suppliers could cause delays in manufacturing and a possible loss of sales, management believes that other suppliers could provide similar products on comparable terms.